SP MidCap 400 Pure Value Fund Expense Example - Class H [Member] - SP MidCap 400 Pure Value Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 159
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	$ 1,907